5. Debt - Convertible Debt, Net (Details) (Q2) (USD $)	12 Months Ended	15 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Jun. 30, 2014 Quarter 2 [Member]	Dec. 31, 2013 Quarter 2 [Member]	Jun. 30, 2014 Third Party [Member] Quarter 2 [Member]	Dec. 31, 2013 Third Party [Member] Quarter 2 [Member]	Jun. 30, 2014 Related Party [Member] Quarter 2 [Member]	Dec. 31, 2013 Related Party [Member] Quarter 2 [Member]
Beginning Balance, Derivative Liabilities			$ 411,246		$ 361,246		$ 50,000
Proceeds			2,270,100	2,000,000	2,270,100	2,000,000
Repayments
Conversion of note payable to convertible debt				230,000		180,000		50,000
Conversion of accrued interest into convertible debt				14,133		14,133
Less: gross debt discount recorded - Day 1			(2,249,459)	(1,925,191)	(2,249,459)	(1,925,191)
Add: amortization of debt discount		5,000	579,382	92,304	579,382	92,304
Ending Balance			$ 1,011,269	$ 411,246	$ 961,269	$ 361,246	$ 50,000	$ 50,000